                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

           Report of the Calendar Quarter Ending September 30, 2006

                      If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694
------------------------  --------------------------

Business Address:

45 Milk Street  Boston          MA              02109
--------------  --------------  --------------  --------------
Street          City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

          Douglas C. Chamberlain, President      (617) 338-0700
          --------------------------------- ------------------------

ATTENTION --Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 3rd day of November 2006.

                                                  APPLETON PARTNERS, INC.
                                                  -----------------------------
                                                  (Name of Institutional
                                                    Investment Mgr.)

                                                    S/ DOUGLAS C. CHAMBERLAIN
                                                  ------------------------------
                                                   By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      None
Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: 235,844,300 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

 No.                       Form 13F file number      Name

 ------------------------  ------------------------  ------------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group

                                   30-Sep-06

                                                                        Investment Discretion Voting Authority
                                                                        --------------------- ----------------
                                                       Market           Sole   Shared  Other  Sole Shared None
Security                       Security Type   Cusip   Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                       ------------- --------- ------- -------- ----   ------  -----  ---- ------ ----
Master Group
------------
3M CO COM..................... COMMON STOCK  88579Y101 3295690   44285   X                     X
ABBOTT LABS COM............... COMMON STOCK  002824100  304714    6275   X                     X
ADOBE SYS INC COM............. COMMON STOCK  00724F101 1239177   33080   X                     X
ALTRIA GROUP INC COM.......... COMMON STOCK  02209S103  267925    3500   X                     X
AMERICAN EXPRESS CO COM....... COMMON STOCK  025816109 3715524   66254   X                     X
AMETEK INC NEW COM............ COMMON STOCK  031100100 1678852   38550   X                     X
AMGEN INC COM................. COMMON STOCK  031162100 2663420   37235   X                     X
AMPHENOL CORP NEW CL A........ COMMON STOCK  032095101 2196657   35470   X                     X
APACHE CORP COM............... COMMON STOCK  037411105  379200    6000   X                     X
APPLE COMPUTER INC COM........ COMMON STOCK  037833100 3485269   45275   X                     X
APPLETON EQUITY GROWTH FUND... MUTUAL FUNDS  038042107 3025980  415657   X                     X
AT&T INC COM.................. COMMON STOCK  00206R102 2385834   73275   X                     X
ATLAS CONS MNG&DEV CP CL B.... COMMON STOCK  049249303    3827   76533   X                     X
BAKER HUGHES INC COM.......... COMMON STOCK  057224107 6839096  100280   X                     X
BANK N S HALIFAX COM.......... COMMON STOCK  064149107  564131   13098   X                     X
BANK OF AMERICA CORP COM...... COMMON STOCK  060505104 9328466  174136   X                     X
BELLSOUTH CORP COM............ COMMON STOCK  079860102  232004    5427   X                     X
BORG WARNER INC COM........... COMMON STOCK  099724106 2929848   51248   X                     X
BP PLC SPONSORED ADR.......... COMMON STOCK  055622104 1235330   18837   X                     X
BRISTOL MYERS SQUIBB COM...... COMMON STOCK  110122108  366075   14690   X                     X
BROADCOM CORP CL A............ COMMON STOCK  111320107 1634234   53864   X                     X
BURLINGTON NRTHN SANTA COM.... COMMON STOCK  12189T104 3665758   49915   X                     X
CAREMARK RX INC COM........... COMMON STOCK  141705103  555366    9800   X                     X
CARLISLE COS INC COM.......... COMMON STOCK  142339100  428910    5100   X                     X
CATERPILLAR INC DEL COM....... COMMON STOCK  149123101 5460742   82990   X                     X

                                                                         Investment Discretion Voting Authority
                               ------------- --------- -------- -------- --------------------- ----------------
                                                        Market           Sole   Shared  Other  Sole Shared None
Security                       Security Type   Cusip    Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                       ------------- --------- -------- -------- ----   ------  -----  ---- ------ ----
Master Group
------------
CHEVRONTEXACO CORP COM........ COMMON STOCK  166764100   669161   10317   X                     X
CISCO SYS INC COM............. COMMON STOCK  17275R102  1999995   87032   X                     X
CITIGROUP INC COM............. COMMON STOCK  172967101  4253987   85645   X                     X
COCA COLA CO COM.............. COMMON STOCK  191216100   979162   21915   X                     X
COLGATE PALMOLIVE CO COM...... COMMON STOCK  194162103   254548    4099   X                     X
DISNEY WALT CO COM DISNEY..... COMMON STOCK  254687106  5927147  191755   X                     X
DU PONT E I DE NEMOURS COM.... COMMON STOCK  263534109   391686    9143   X                     X
E M C CORP MASS COM........... COMMON STOCK  268648102   380065   31725   X                     X
ECOLAB INC COM................ COMMON STOCK  278865100  5426793  126735   X                     X
ENERGAS RES INC COM........... COMMON STOCK  29265E108     1340   20000   X                     X
EXXON MOBIL CORP COM.......... COMMON STOCK  30231G102 13155542  196059   X                     X
FEDERATED EQUITY FDS KAUFMANN
  CL A........................ MUTUAL FUNDS  314172677   266858   45852   X                     X
FEDERATED EQUITY FDS MKT
  OPPOR FD A.................. MUTUAL FUNDS  314172743   925838   73016   X                     X
FEDERATED INVS INC PA CL B.... COMMON STOCK  314211103   392196   11600   X                     X
FEDERATED STK TR SH BEN INT... MUTUAL FUNDS  313900102   662354   19719   X                     X
FRANKLIN RES INC COM.......... COMMON STOCK  354613101   264375    2500   X                     X
FREEPORT-MCMORAN COP&G CL B... COMMON STOCK  35671D857  1995918   37475   X                     X
GARMIN LTD ORD................ COMMON STOCK  G37260109   699505   14340   X                     X
GENERAL ELEC CO COM........... COMMON STOCK  369604103  9434737  267273   X                     X
HERSHEY FOODS CORP COM........ COMMON STOCK  427866108  1987271   37180   X                     X
HOME DEPOT INC COM............ COMMON STOCK  437076102   470676   12977   X                     X
HONEYWELL INTL INC COM........ COMMON STOCK  438516106  1166468   28520   X                     X
ILLINOIS TOOL WKS INC COM..... COMMON STOCK  452308109   278380    6200   X                     X
INGERSOLL-RAND COMPANY CL A... COMMON STOCK  G4776G101  3619836   95309   X                     X
INTEL CORP COM................ COMMON STOCK  458140100  2666489  129630   X                     X
INTERNATIONAL BUS MACH COM.... COMMON STOCK  459200101  2712542   33104   X                     X
ISHARES TR GS NAT RES IDX..... COMMON STOCK  464287374   419190    4505   X                     X
ISHARES TR NASDQ BIO INDX..... COMMON STOCK  464287556  1224748   16600   X                     X
J P MORGAN CHASE & CO COM..... COMMON STOCK  46625H100   441424    9400   X                     X
JABIL CIRCUIT INC COM......... COMMON STOCK  466313103  3327605  116472   X                     X
JOHNSON & JOHNSON COM......... COMMON STOCK  478160104  6805842  104802   X                     X
JONES LANG LASALLE INC COM.... COMMON STOCK  48020Q107  4683449   54790   X                     X
KELLOGG CO COM................ COMMON STOCK  487836108  1677837   33882   X                     X
LABORATORY AMER HLDGS COM NEW. COMMON STOCK  50540R409  1436967   21915   X                     X
MEDTRONIC INC COM............. COMMON STOCK  585055106   537171   11567   X                     X
MERRILL LYNCH & CO INC COM.... COMMON STOCK  590188108  2850180   36438   X                     X
METLIFE INC COM............... COMMON STOCK  59156R108  6547390  115515   X                     X

                                                                        Investment Discretion Voting Authority
                               ------------- --------- ------- -------- --------------------- ----------------
                                                       Market           Sole   Shared  Other  Sole Shared None
Security                       Security Type   Cusip   Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                       ------------- --------- ------- -------- ----   ------  -----  ---- ------ ----
Master Group
------------
MFS SER TR I NEW DISCV CL A... MUTUAL FUNDS  552983553  423578   24053   X                     X
MFS SER TR V INTL NEW DIS A... MUTUAL FUNDS  552981888  363348   13634   X                     X
MICROSOFT CORP COM............ COMMON STOCK  594918104 4202957  153673   X                     X
MILLIPORE CORP COM............ COMMON STOCK  601073109 2318672   37825   X                     X
MORGAN STANLEY COM NEW........ COMMON STOCK  617446448  312711    4289   X                     X
NOKIA CORP SPONSORED ADR...... COMMON STOCK  654902204 2539715  128985   X                     X
NORDSTROM INC COM............. COMMON STOCK  655664100  447322   10575   X                     X
NORTH STAR DIAMONDS COM....... COMMON STOCK  662566108     500  100000   X                     X
NORTHERN TR CORP COM.......... COMMON STOCK  665859104  350580    6000   X                     X
OMNICOM GROUP INC COM......... COMMON STOCK  681919106  933660    9975   X                     X
PEOPLES BK BRIDGEPORT COM..... COMMON STOCK  710198102  502057   12675   X                     X
PEOPLES S&P MIDCAP IDX COM.... MUTUAL FUNDS  712223106  254529    8859   X                     X
PEPSICO INC COM............... COMMON STOCK  713448108 6237355   95577   X                     X
PFIZER INC COM................ COMMON STOCK  717081103  408526   14405   X                     X
PPG INDS INC COM.............. COMMON STOCK  693506107  226663    3379   X                     X
PRAXAIR INC COM............... COMMON STOCK  74005P104 6047749  102227   X                     X
PRECISION CASTPARTS CP COM.... COMMON STOCK  740189105 2547559   40335   X                     X
PROCTER & GAMBLE CO COM....... COMMON STOCK  742718109 8676642  139991   X                     X
QUALCOMM INC COM.............. COMMON STOCK  747525103  502720   13830   X                     X
QUEST DIAGNOSTICS INC COM..... COMMON STOCK  74834L100 4146526   67798   X                     X
ROYAL DUTCH SHELL PLC SPON
  ADR B....................... COMMON STOCK  780259107  534390    7815   X                     X
ROYAL DUTCH SHELL PLC SPONS
  ADR A....................... COMMON STOCK  780259206  417884    6322   X                     X
SATYAM COMP SRVCS LTD ADR..... COMMON STOCK  804098101 3239320   83725   X                     X
SCHEIN HENRY INC COM.......... COMMON STOCK  806407102 5896013  117591   X                     X
SCHLUMBERGER LTD COM.......... COMMON STOCK  806857108 3510898   56600   X                     X
SCOTTS MIRACLE GRO CO......... COMMON STOCK  810186106 2265386   50919   X                     X
SMITH INTL INC COM............ COMMON STOCK  832110100  952540   24550   X                     X
STANLEY WKS COM............... COMMON STOCK  854616109  269190    5400   X                     X
STARWOOD HOTELS&RESORT COM.... COMMON STOCK  85590A401 1752016   30635   X                     X
STATE STR CORP COM............ COMMON STOCK  857477103  936499   15008   X                     X
STRYKER CORP COM.............. COMMON STOCK  863667101  208030    4195   X                     X
TARGET CORP COM............... COMMON STOCK  87612E106 1807780   32720   X                     X
TEMPLETON INCOME TR GLB BD
  ADVSOR...................... MUTUAL FUNDS  880208400  199899   18647   X                     X
TRIBUNE CO NEW COM............ COMMON STOCK  896047107 1007972   30806   X                     X
UBS AG NAMEN AKT.............. COMMON STOCK  H8920M855  272826    4600   X                     X
UNITED TECHNOLOGIES CP COM.... COMMON STOCK  913017109 1358857   21450   X                     X
UNITEDHEALTH GROUP INC COM.... COMMON STOCK  91324P102 2505461   50924   X                     X

                                                                          Investment Discretion Voting Authority
                               ------------- --------- --------- -------- --------------------- ----------------
                                                        Market            Sole   Shared  Other  Sole Shared None
Security                       Security Type   Cusip    Value    Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                       ------------- --------- --------- -------- ----   ------  -----  ---- ------ ----
Master Group
------------
VALERO ENERGY CORP NEW COM.... COMMON STOCK  91913Y100    778484   15125   X                     X
VCA ANTECH INC COM............ COMMON STOCK  918194101   4097498  113630   X                     X
VERIZON COMMUNICATIONS COM.... COMMON STOCK  92343V104   1856203   49992   X                     X
WACHOVIA CORP 2ND NEW COM..... COMMON STOCK  929903102    400142    7171   X                     X
WAL MART STORES INC COM....... COMMON STOCK  931142103    280828    5694   X                     X
WALGREEN CO COM............... COMMON STOCK  931422109    792361   17850   X                     X
WEATHERFORD INTL LTD COM...... COMMON STOCK  G95089101    809994   19415   X                     X
WELLS FARGO & CO NEW COM...... COMMON STOCK  949746101   5624832  155468   X                     X
WHOLE FOODS MKT INC COM....... COMMON STOCK  966837106   2435144   40975   X                     X
WYETH COM..................... COMMON STOCK  983024100    288110    5667   X                     X
ZIMMER HLDGS INC COM.......... COMMON STOCK  98956P102   1085670   16084   X                     X
                                                       ---------
                                                       235844300
                                                       ---------
TOTAL PORTFOLIO...............                         235844300
                                                       =========